Equity - Summary of changes in ordinary shares (Detail) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of classes of share capital [line items]
End of the year	750,000	750,000	750,000
Total number of issued shares:
Beginning of the year	260,473	260,473	2,604,733
Changes during the year			(2,344,260)
End of the year	260,473	260,473	260,473